Taxation (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	[1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 36.9		$ 38.0	$ 78.9	$ 42.7
Deferred income taxes	(1.5)		(1.7)	(5.1)	(8.4)
Total taxation expense	35.4		$ 36.3	73.8	$ 34.3
Deferred tax liabilities	$ 94.3			94.3		$ 88.6
Year-on-year Increase (decrease) in current income tax expense (income)				$ 36.2
Nigeria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year-on-year Increase (decrease) in current income tax expense (income)		$ 43.7

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).